Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,174,281.56

Principal:
Principal Collections	$18,279,235.60
Prepayments in Full	$11,972,313.03
Liquidation Proceeds	$414,388.03
Recoveries	$35,581.24
Sub Total	$30,701,517.90
Collections	$32,875,799.46

Purchase Amounts:
Purchase Amounts Related to Principal	$412,302.14
Purchase Amounts Related to Interest	$1,864.11
Sub Total	$414,166.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,289,965.71

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,289,965.71
Servicing Fee	$489,746.72	$489,746.72	$0.00	$0.00	$32,800,218.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,800,218.99
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,800,218.99
Interest - Class A-3 Notes	$155,861.67	$155,861.67	$0.00	$0.00	$32,644,357.32
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$32,556,634.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,556,634.40
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$32,506,522.32
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,506,522.32
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$32,462,061.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,462,061.24
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$32,398,131.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,398,131.99
Regular Principal Payment	$29,684,126.20	$29,684,126.20	$0.00	$0.00	$2,714,005.79
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,714,005.79
Residuel Released to Depositor	$0.00	$2,714,005.79	$0.00	$0.00	$0.00
Total		$33,289,965.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$29,684,126.20
Total					$29,684,126.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,684,126.20	$59.13	$155,861.67	$0.31	$29,839,987.87	$59.44
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$29,684,126.20	$18.44	$402,087.00	$0.25	$30,086,213.20	$18.69

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$322,472,422.66	0.6423753	$292,788,296.46	0.5832436
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$566,212,422.66	0.3516760	$536,528,296.46	0.3332391

Pool Information
Weighted Average APR	4.384%	4.380%
Weighted Average Remaining Term	36.04	35.22
Number of Receivables Outstanding	40,017	38,998
Pool Balance	$587,696,062.15	$556,349,639.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$566,829,192.13	$536,674,869.59
Pool Factor	0.3584093	0.3392926

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,345,244.59
Yield Supplement Overcollateralization Amount	$19,674,769.49
Targeted Overcollateralization Amount	$19,821,342.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$19,821,342.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		111	$268,184.27
(Recoveries)		132	$35,581.24
Net Losses for Current Collection Period			$232,603.03
Cumulative Net Losses Last Collection Period			$7,893,013.45
Cumulative Net Losses for all Collection Periods			$8,125,616.48

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.47%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.06%	649	$11,483,637.07
61-90 Days Delinquent	0.26%	79	$1,432,899.27
91-120 Days Delinquent	0.08%	22	$434,956.82
Over 120 Days Delinquent	0.16%	46	$895,740.75
Total Delinquent Receivables	2.56%	796	$14,247,233.91

Repossession Inventory:
Repossessed in the Current Collection Period		36	$679,317.94
Total Repossessed Inventory		50	$1,033,453.87

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3835%
Preceding Collection Period			0.7432%
Current Collection Period			0.4880%
Three Month Average			0.5382%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3508%
Preceding Collection Period			0.3449%
Current Collection Period			0.3769%
Three Month Average			0.3575%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer